Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STONE RIDGE TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Elements Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Elements Emerging Markets Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Elements Emerging Markets Portfolio’s (the “Portfolio”) investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. Portfolio turnover information for the Portfolio is not presented because the Portfolio had not commenced investment operations as of the date of this prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to capture the equity risk premium by investing in a broad and diverse group of securities of companies associated with countries with emerging or frontier markets. The “equity risk premium” is positive if investment returns for equity securities exceed the risk-free rate, on average and over time. The “risk-free rate” is the rate of return that can be earned on high quality, short-term government debt securities. There can be no assurance that the equity risk premium will be positive for the Portfolio’s investments at any time or on average and over time.

The Portfolio is constructed from a market capitalization-weighted portfolio of operating companies associated with emerging or frontier market countries that the Adviser has designated as approved markets. The Adviser may set country or region weights for particular countries or regions, in which case market capitalization weighting will occur based on the relative market capitalization of companies within each such country or region. This market capitalization-weighted portfolio is referred to as the “Universe of Emerging Market Companies.” See “Investment Objectives, Strategies and Risks — More Information Regarding Investment Strategies — Approved Markets” below.

Market capitalization weighting means that, in general, the higher the relative market capitalization (number of outstanding shares multiplied by the market price per share) of a particular company, the greater its representation in the Universe of Emerging Market Companies. The representation of an eligible company in the Universe of Emerging Market Companies may also be adjusted by the Adviser for free float. Adjustment for free float modifies market capitalization weighting to exclude, in whole or in part, the share capital of a company that is not freely available for trading in the public equity markets, such as, for example, shares held by certain strategic investors (e.g., governments, controlling shareholders and management), treasury shares or shares subject to foreign ownership restrictions.

After determining the Universe of Emerging Market Companies, the Adviser will adjust the allocation of the Portfolio to increase the Portfolio’s exposure to companies that exhibit certain properties, generally referred to as “factors,” that the Adviser believes may contribute to a positive equity risk premium. These factors are currently expected to include small size, value, momentum or quality. The Adviser may also adjust the representation of an eligible company or country in the Portfolio, or exclude a company or country, after considering such other factors as the Adviser determines to be appropriate from time to time, and may in the future cease to make such adjustments for any or all of small size, value, momentum or quality.

Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies tied economically to emerging markets, either directly or indirectly (e.g., through derivatives). See “Investment Objectives, Policies and Risks — More Information Regarding Investment Policies — Name Policies” below.

The Portfolio invests significantly in common stocks, either directly or indirectly, including through derivative instruments such as equity index futures contracts or options on equity index futures contracts, equity swaps or equity index swaps, or equity options or equity index options. The Portfolio may gain exposure to companies associated with approved markets by investing in securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio may also use derivatives for hedging purposes, to maintain liquidity or to earn an enhanced return. In addition, the Portfolio may enter into securities lending transactions or enter into similar transactions such as reverse repurchase transactions with its portfolio securities to generate additional income. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. A portion of the Portfolio’s assets may be held in cash or cash-equivalent investments, including, but not limited to, money market funds. The Portfolio may also invest in exchange-traded funds or other pooled investment vehicles.

The Adviser may consider the tax consequences of the Portfolio’s investment strategy, but there is no assurance that the Portfolio will be successfully managed in a tax-advantaged manner.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of certain risks of investing in the Portfolio. Before investing, please be sure to read the additional information under “Investment Objectives, Policies and Risks — More Information Regarding the Risks of Investing” below.

Market Risk. Economic, political and issuer-specific events will cause the value of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term.

Smaller Company Risk. The Portfolio may invest in small companies that are considered “mid-cap,” “small-cap” or “micro-cap” companies. Securities of smaller companies are often less liquid than those of larger companies. This could make it difficult to sell a smaller company security at a desired time or price. In general, smaller companies are also more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. As a result, prices of smaller company securities may fluctuate more than those of larger companies. Historically, securities of smaller companies have been more volatile in price than securities of larger companies.

Foreign Securities and Currencies Risk. Foreign securities prices may decline or fluctuate because of economic or political actions of foreign governments and/or less regulated or liquid securities markets. Investors, such as the Portfolio, that hold these securities may also be exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar. The Portfolio generally does not intend to, but may, hedge foreign currency risk.

Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience, serious and potentially continuing economic and political problems. Stock markets in many emerging market countries are relatively small, expensive in which to trade and generally riskier than those in more developed market countries. Securities in emerging markets also may be less liquid than those in developed markets and foreign investors are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Factor Risk. In addition to smaller company risk, securities of companies that exhibit other factors such as value, momentum or quality are expected to be riskier than securities of companies that do not exhibit those factors, and may perform differently from the market as a whole. The Portfolio’s increased exposure to companies that demonstrate these or other factors may cause the Portfolio to underperform funds that use different investment strategies.

Derivatives Risk. Derivatives are financial contracts whose value is derived from that of an underlying security or index or other reference asset. If the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative, including the risk that the counterparty to the derivative is unable or unwilling to perform its obligations. Derivatives are subject to a number of additional risks including risks associated with the potential illiquidity of the derivative, changes in interest rates, market movements and the possibility of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, and the Portfolio could lose more than the amount invested in a derivative.

Securities Lending Risk. Securities lending and similar transactions involve the risk that the counterparty may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering securities. The Portfolio could also lose money if the value of collateral securing a securities loan or similar transaction, including the value of investments made with cash collateral, falls.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, you may lose money, even over the long term.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the future, this section will show how the Portfolio’s total return has varied from year-to-year, along with a broad-based market index for reference. Past performance (before and after taxes) is not an indication of future performance. Because the Portfolio has not commenced operations as of the date of this prospectus, there is no past performance to report. Performance data current to the most recent month-end may be obtained by calling (855) 609-3860.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, this section will show how the Portfolio’s total return has varied from year-to-year, along with a broad-based market index for reference.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has not commenced operations as of the date of this prospectus, there is no past performance to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 609-3860
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Elements Emerging Markets Portfolio | Elements Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	273
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 273

[1]	Other Expenses are based on estimated amounts for the current fiscal year.